Pension and Other Postretirement Benefits (Schedule of Changes in Net Loss and Prior Service Cost/(Credit)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Plan
Net loss
Balance at beginning of period	$ 2,032	$ 2,320	$ 2,423
Reclassification to net periodic benefit cost	(95)	(114)	(105)
Current year loss/(gain)	21	13	95
Amendments	0	0	0
Foreign currency translation	99	(187)	(93)
Balance at end of period	2,057	2,032	2,320
Prior service
Balance at beginning of period	(32)	(54)	(71)
Reclassification to net periodic benefit cost	14	11	13
Current year loss/(gain)	0	0	0
Amendments	4	3	0
Foreign currency translation	(2)	8	4
Balance at end of period	(16)	(32)	(54)
Other Postretirement Benefits
Net loss
Balance at beginning of period	49	47	69
Reclassification to net periodic benefit cost	(4)	(5)	(4)
Current year loss/(gain)	4	7	(18)
Amendments	0	0	0
Foreign currency translation	0	0	0
Balance at end of period	49	49	47
Prior service
Balance at beginning of period	(182)	(225)	(211)
Reclassification to net periodic benefit cost	40	41	37
Current year loss/(gain)	0	0	0
Amendments	0	0	(51)
Foreign currency translation	0	2	0
Balance at end of period	$ (142)	$ (182)	$ (225)